RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Revenues	$ 6,695	$ 11,946	$ 13,444	$ 23,961
Interest of others in operating subsidiaries	9,155		9,155		$ 11,451
Other related parties
Disclosure of transactions between related parties [line items]
Business services revenues	237	278	476	530
Accounts and other receivable, net	576		576		521
Amounts payable and other	213		213		429
Non-recourse borrowings in subsidiaries of the partnership	115		115		143
Interest of others in operating subsidiaries	4		4		4
Tax receivable	$ 186		$ 186		$ 268
Other related parties | Advanced energy storage operation
Disclosure of transactions between related parties [line items]
Revenues		$ 204		$ 420